Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of income tax rate and the PRC statutory
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the year ended December 31,
	2022	2023	2024
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	—	(1.25%)	(10.95	% )
Effect of preferential tax rates and tax holiday	(18.34%)	(12.20%)	5.07%
Effect of expenses not deductible for tax purposes (i)	0.01%	(1.56%)	2.55%
Effect of additional deduction of research and development expense	(2.64%)	13.01%	(26.14%)
Effect of tax losses and temporary differences not recognized	(0.81%)	1.64%	2.84%
Change in valuation allowance	—	—	(1.00%)

Total	3.22%	24.64%	(2.63%)

(i)	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.

Summary of current and deferred portions of income tax
The current and deferred portions of income tax expense/(benefit) included in the consolidated statements of operations and comprehensive income/(loss) are as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Current tax	11,814	4,185	14,723
Deferred taxation	42	(12,941)	(16,043)

Income tax expenses/(benefit)	11,856	(8,756)	(1,320)

Summary of deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	(in thousands)
Deferred tax assets:
Accrued expense and others	129	324
Inventory provision	3,996	10,090
Impairment on prepayment	35	696
Provision of purchase commitment	—	60
Impairment of long-lived assets	—	32
Product warranty	6	24
Tax loss	9,883	19,145

Total deferred tax assets before valuation allowance	14,049	30,371
Valuation allowance	(503)	—

Total deferred tax assets	13,546	30,371

Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	—	(264)
Accelerated tax depreciation	(647)	(1,165)

Total deferred tax liabilities	(647)	(1,429)

Presentation in the consolidated balance sheets:
Net deferred tax assets	12,899	28,942

Summary of valuation allowances for deferred tax assets
The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Beginning balance	—	—	503
Additions during the year	—	503	—
Reverse during the year	—	—	(503)

Ending balance	—	503	—